Loans and Asset Quality (Tables)	12 Months Ended
Dec. 31, 2012
Details of Loan Distribution and Industry Concentrations of Credit Risk

The table below provides the details of our loan distribution and industry concentrations of credit risk at Dec. 31, 2012 and 2011.

Loans	Dec. 31,
(in millions)	2012	2011
Domestic:
Financial institutions	$5,455	$4,606
Commercial	1,306	752
Wealth management loans and mortgages	8,796	7,342
Commercial real estate	1,677	1,449
Lease financings (a)	1,329	1,558
Other residential mortgages	1,632	1,923
Overdrafts	2,228	2,958
Other	639	623
Margin loans	13,397	12,760
Total domestic	36,459	33,971
Foreign:
Financial institutions	5,833	6,538
Commercial	111	528
Wealth management loans and mortgages	68	-
Commercial real estate	63	-
Lease financings (a)	1,025	1,051
Other (primarily overdrafts)	3,070	1,891
Total foreign	10,170	10,008
Total loans	$46,629	$43,979
(a)	Net of unearned income on domestic and foreign lease financings of $1,135 million at Dec. 31, 2012 and $1,343 million at Dec. 31, 2011.

Allowance for Credit Losses Activity

Transactions in the allowance for credit losses are summarized as follows:

Allowance for credit losses activity for the year ended Dec. 31, 2012					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Charge-offs	(2)	-	(13)	-	(1)	(22)	-		-	(38)
Recoveries	2	-	-	-	-	6	-		-	8
Net (charge-offs)	-	-	(13)	-	(1)	(16)	-		-	(30)
Provision	13	(4)	(14)	(17)	2	(52)	2		(10)	(80)
Ending balance	$104	$30	$36	$49	$30	$88	$2		$48	$387
Allowance for:
Loans losses	$30	$20	$12	$49	$26	$88	$2		$39	$266
Unfunded commitments	74	10	24	-	4	-	-		9	121
Individually evaluated for impairment:
Loan balance	$57	$17	$3	$-	$31	$-	$-		$9	$117
Allowance for loan losses	12	1	-	-	7	-	-		4	24

Collectively evaluated for impairment:
Loan balance	$1,249	$1,660	$5,452	$1,329	$8,765	$1,632	$16,264	(a)	$10,161	$46,512
Allowance for loan losses	18	19	12	49	19	88	2		35	242
(a)	Includes $2,228 million of domestic overdrafts, $13,397 million of margin loans and $639 million of other loans at Dec. 31, 2012.

Allowance for credit losses activity for the year ended Dec. 31, 2011					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Charge-offs	(6)	(4)	(8)	-	(1)	(56)	-		(8)	(83)
Recoveries	3	-	2	-	-	3	-		-	8
Net (charge-offs)	(3)	(4)	(6)	-	(1)	(53)	-		(8)	(75)
Provision	1	(2)	58	(24)	(11)	(26)	(1)		6	1
Ending balance	$91	$34	$63	$66	$29	$156	$-		$58	$497
Allowance for:
Loans losses	$33	$24	$41	$66	$23	$156	$-		$51	$394
Unfunded commitments	58	10	22	-	6	-	-		7	103
Individually evaluated for impairment:
Loan balance	$26	$38	$24	$-	$30	$-	$-		$10	$128
Allowance for loan losses	9	7	7	-	5	-	-		4	32

Collectively evaluated for impairment:
Loan balance	$726	$1,411	$4,582	$1,558	$7,312	$1,923	$16,341	(a)	$9,998	$43,851
Allowance for loan losses	24	17	34	66	18	156	-		47	362
(a)	Includes $2,958 million of domestic overdrafts, $12,760 million of margin loans and $623 million of other loans at Dec. 31, 2011.

Allowance for credit losses activity for the year ended Dec. 31, 2010					Wealth management loans and mortgages
(in millions)	Commercial	Commercial real estate	Financial institutions	Lease financings		Other residential mortgages	All Other		Foreign	Total
Beginning balance	$155	$45	$76	$80	$58	$164	$-		$50	$628
Charge-offs	(5)	(8)	(25)	-	(4)	(46)	-		-	(88)
Recoveries	15	1	2	-	-	2	-		-	20
Net (charge-offs) recoveries	10	(7)	(23)	-	(4)	(44)	-		-	(68)
Provision	(72)	2	(42)	10	(13)	115	1		10	11
Ending balance	$93	$40	$11	$90	$41	$235	$1		$60	$571
Allowance for:
Loans losses	$51	$28	$1	$90	$38	$235	$1		$54	$498
Unfunded commitments	42	12	10	-	3	-	-		6	73
Individually evaluated for impairment:
Loan balance	$32	$44	$4	$-	$53	$-	$-		$7	$140
Allowance for loan losses	10	9	-	-	5	-	-		2	26

Collectively evaluated for impairment:
Loan balance	$1,218	$1,548	$4,626	$1,605	$6,453	$2,079	$12,105	(a)	$8,034	$37,668
Allowance for loan losses	41	19	1	90	33	235	1		52	472
(a)	Includes $4,524 million of domestic overdrafts, $6,810 million of margin loans and $771 million of other loans at Dec. 31, 2010.

Nonperforming Assets

The table below sets forth information about our nonperforming assets.

Nonperforming assets	Dec. 31,
(in millions)	2012	2011
Nonperforming loans:
Domestic:
Other residential mortgages	$158	$203
Wealth management loans and mortgages	30	32
Commercial	27	21
Commercial real estate	18	40
Financial institutions	3	23
Total domestic	236	319
Foreign loans	9	10
Total nonperforming loans	245	329
Other assets owned	4	12
Total nonperforming assets (a)	$249	$341
(a)	Loans of consolidated investment management funds are not part of BNY Mellon’s loan portfolio. Included in these loans are nonperforming loans of $174 million at Dec. 31, 2012 and $101 million at Dec. 31, 2011. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.

Lost Interest

Lost interest

Lost interest
(in millions)	2012	2011	2010
Amount by which interest income recognized on nonperforming loans exceeded reversals:
Total	$5	$2	$2
Foreign	-	-	-
Amount by which interest income would have increased if nonperforming loans at year-end had been performing for the entire year:
Total	$15	$17	$20	(a)
Foreign	-	-	-
(a)	Lost interest excludes discontinued operations for 2010.

Information about Impaired Loans

The table below sets forth information about our impaired loans. We use the discounted cash flow method as the primary method for valuing impaired loans.

Impaired loans	Year ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
(in millions)	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized	Average recorded investment	Interest income recognized
Impaired loans with an allowance:
Commercial	$54	$4	$27	$1	$30	$1
Commercial real estate	27	-	22	-	34	-
Financial institutions	7	-	9	-	35	-
Wealth management loans and mortgages	28	-	37	1	53	1
Foreign	10	-	10	-	2	-
Total impaired loans with an allowance	126	4	105	2	154	2
Impaired loans without an allowance:
Commercial	-	-	1	-	6	-
Commercial real estate	3	-	13	-	11	-
Financial institutions	2	-	-	-	-	-
Wealth management loans and mortgages	4	-	2	-	3	-
Total impaired loans without an allowance (a)	9	-	16	-	20	-
Total impaired loans	$135	$4	$121	$2	$174	$2
(a)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.

Impaired loans	Dec. 31, 2012			Dec. 31, 2011
(in millions)	Recorded investment	Unpaid principal balance	Related allowance (a)	Recorded investment	Unpaid principal balance	Related allowance (a)
Impaired loans with an allowance:
Commercial	$57	$61	$12	$26	$31	$9
Commercial real estate	15	16	1	35	41	7
Financial institutions	1	1	—	21	21	7
Wealth management loans and mortgages	28	28	7	27	27	5
Foreign	9	17	4	10	18	4
Total impaired loans with an allowance	110	123	24	119	138	32
Impaired loans without an allowance:
Commercial real estate	2	2	N/A	3	3	N/A
Financial institutions	1	8	N/A	3	9	N/A
Wealth management loans and mortgages	4	4	N/A	3	3	N/A
Total impaired loans without an allowance (b)	7	14	N/A	9	15	N/A
Total impaired loans (c)	$117	$137	$24	$128	$153	$32
(a)	The allowance for impaired loans is included in the allowance for loan losses.
(b)	When the discounted cash flows, collateral value or market price equals or exceeds the carrying value of the loan, then the loan does not require an allowance under the accounting standard related to impaired loans.
(c)	Excludes an aggregate of $2 million of impaired loans in amounts individually less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011. The allowance for loan loss associated with these loans totaled less than $1 million at both Dec. 31, 2012 and Dec. 31, 2011.

Information about Past Due Loans

The table below sets forth information about our past due loans.

Past due loans and still accruing interest	Dec. 31, 2012				Dec. 31, 2011
	Days past due			Total past due	Days past due			Total past due
(in millions)	30-59	60-89	>90		30-59	60-89	>90
Domestic:
Commercial real estate	$44	$-	$-	$44	$47	$9	$-	$56
Wealth management loans and mortgages	33	7	1	41	89	3	-	92
Commercial	-	60	-	60	60	7	-	67
Other residential mortgages	50	9	5	64	36	10	13	59
Financial institutions	-	-	-	-	36	-	-	36
Total domestic	127	76	6	209	268	29	13	310
Foreign	-	-	-	-	-	-	-	-
Total past due loans	$127	$76	$6	$209	$268	$29	$13	$310

Troubled Debt Restructurings

The following table presents TDRs that occurred in 2012 and 2011.

TDRs	2012			2011
	Number of contracts	Outstanding recorded investment		Number of contracts	Outstanding recorded investment
(dollars in millions)		Pre- modification	Post- modification		Pre- modification	Post- modification
Commercial	3	$42	$37	1	$2	$2
Commercial real estate	2	11	12	-	-	-
Wealth management loans and mortgages	6	3	3	-	-	-
Other residential mortgages	166	44	49	21	8	8
Foreign	1	3	3	-	-	-
Total TDRs	178	$103	$104	22	$10	$10

Credit Quality Indicators - Commercial Portfolio - Credit Risk Profile by Creditworthiness Category

The following tables set forth information about credit quality indicators.

Commercial loan portfolio

Commercial loan portfolio – Credit risk profile by creditworthiness category
	Commercial		Commercial real estate		Financial institutions
(in millions)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Investment grade	$1,064	$906	$1,289	$1,062	$9,935	$9,643
Noninvestment grade	353	374	451	387	1,353	1,501
Total	$1,417	$1,280	$1,740	$1,449	$11,288	$11,144

Credit Quality Indicators - Wealth Management Loans and Mortgages - Credit Risk Profile by Internally Assigned Grade

Wealth management loans and mortgages

Wealth management loans and mortgages – Credit risk profile by internally assigned grade
(in millions)	Dec. 31, 2012	Dec. 31, 2011
Wealth management loans:
Investment grade	$4,597	$3,450
Noninvestment grade	125	111
Wealth management mortgages	4,142	3,781
Total	$8,864	$7,342